Commitments and Contingencies - Schedule of Future Lease Payments Under Operating Leases (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Lease Payments Under Operating Leases [Abstract]
2026	$ 307,750
2027	180,025
Total future lease payments	487,775
Less imputed interest	(17,026)
Total lease liabilities	470,749
Less: current portion	(290,703)	$ (383,153)
Operating lease liability, non-current	$ 180,046	$ 41,170